SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS

DWS Multisector Income Fund
DWS Multisector Income VIP
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of each fund’s prospectus.
John D. Ryan, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2010.
Thomas M. Farina, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2019.
Kelly L. Beam, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2019.
The following information replaces the existing similar disclosure relating to each fund contained under the “MANAGEMENT” sub-heading of the “Fund Details” section of each fund’s prospectus:
John D. Ryan, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2010.
■	Joined DWS in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as portfolio manager and head of credit trading for Deutsche Asset Management from 1998-2003.
■	Portfolio Manager for US and UK Unconstrained Funds: London.
■	Investment industry experience began in 1993.
■	BA in Economics, University of Chicago; MBA, University of Chicago.
Thomas M. Farina, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2019.
■	Joined DWS in 2006 with 12 years of industry experience. Head of Investment Grade Corporate Credit since 2013. Prior to joining, he held roles at Merrill Lynch Investment Management, Greenwich NatWest and at DnB Asset Management. He began his career as a Ratings Analyst at Standard & Poor’s.
■	Senior Portfolio Manager and Co-Head of US Credit: New York.
■	BA and MA in Economics, State University of New York at Albany.
Kelly L. Beam, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2019.
■	Joined DWS in 1999. Prior to her current role, she served as a senior corporate bond trader. She also served in Investment Support for Stable Value, Specialty Fixed Income and Global Insurance.
■	Fixed Income Portfolio Manager: New York.
■	BS in Finance, Lehigh University; MBA, Fordham University.
Please Retain This Supplement for Future Reference

April 10, 2019
PROSTKR-22